Note 10 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Non Cancelable Long-term Time Charter Contracts [Table Text Block]
12-month period ending June 30,	Amount
2027	$85,330
2028	23
Total	$85,353